Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Certain Equity Awards

Each January, the Compensation Committee, and subsequently the Board, reviews and approves the aggregate dollar value of the equity compensation to be awarded (inclusive of Share Awards and Option Awards) to executives under the Annual Incentive Plan. The grant of approved equity awards then occurs two business days after the Company has made public its fourth-quarter earnings release on Form 8-K. Share Awards and Option Awards under our Annual Incentive Plan are granted to our executives at the same time as Share Awards and Option Awards are granted to our other employees. Each June, the Compensation Committee, and subsequently the Board, reviews and approves the aggregate dollar value of the equity compensation to be awarded (inclusive of Share Awards and Option Awards) to our trustees, which is granted on the date of the annual meeting of shareholders for service through the next annual meeting of shareholders. The number of awards granted is calculated based on (i) the closing price of the common shares on the NYSE on the grant date (or a discount thereto in the case of restricted units) for Share Awards and (ii) the Black-Scholes option value as of the grant date for Option Awards.

We may grant equity awards, including Option Awards, to eligible employees outside of our annual award cycle for new hires, promotions, recognition, retention, or other purposes. In determining when to grant “off-cycle” Option Awards, the Compensation Committee generally would seek to do so at a time when the Company is not expected to be in possession of material non-public information regarding our business.

During 2024, the Company did not (i) time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, or (ii) grant any Option Awards to any of its NEOs in any period beginning four business days prior to the filing of a periodic report on Form 10-Q, Form 10-K or current report on Form 8-K that discloses material non-public information, and ending one business day after the filing of such Form 10-Q, Form 10-K or Form 8-K.

Award Timing Method

Each January, the Compensation Committee, and subsequently the Board, reviews and approves the aggregate dollar value of the equity compensation to be awarded (inclusive of Share Awards and Option Awards) to executives under the Annual Incentive Plan. The grant of approved equity awards then occurs two business days after the Company has made public its fourth-quarter earnings release on Form 8-K. Share Awards and Option Awards under our Annual Incentive Plan are granted to our executives at the same time as Share Awards and Option Awards are granted to our other employees. Each June, the Compensation Committee, and subsequently the Board, reviews and approves the aggregate dollar value of the equity compensation to be awarded (inclusive of Share Awards and Option Awards) to our trustees, which is granted on the date of the annual meeting of shareholders for service through the next annual meeting of shareholders. The number of awards granted is calculated based on (i) the closing price of the common shares on the NYSE on the grant date (or a discount thereto in the case of restricted units) for Share Awards and (ii) the Black-Scholes option value as of the grant date for Option Awards.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

Each January, the Compensation Committee, and subsequently the Board, reviews and approves the aggregate dollar value of the equity compensation to be awarded (inclusive of Share Awards and Option Awards) to executives under the Annual Incentive Plan. The grant of approved equity awards then occurs two business days after the Company has made public its fourth-quarter earnings release on Form 8-K. Share Awards and Option Awards under our Annual Incentive Plan are granted to our executives at the same time as Share Awards and Option Awards are granted to our other employees. Each June, the Compensation Committee, and subsequently the Board, reviews and approves the aggregate dollar value of the equity compensation to be awarded (inclusive of Share Awards and Option Awards) to our trustees, which is granted on the date of the annual meeting of shareholders for service through the next annual meeting of shareholders. The number of awards granted is calculated based on (i) the closing price of the common shares on the NYSE on the grant date (or a discount thereto in the case of restricted units) for Share Awards and (ii) the Black-Scholes option value as of the grant date for Option Awards.

We may grant equity awards, including Option Awards, to eligible employees outside of our annual award cycle for new hires, promotions, recognition, retention, or other purposes. In determining when to grant “off-cycle” Option Awards, the Compensation Committee generally would seek to do so at a time when the Company is not expected to be in possession of material non-public information regarding our business.

MNPI Disclosure Timed for Compensation Value	false